UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS CORE PLUS BOND FUND

FORM N-Q

OCTOBER 31, 2007

LEGG MASON PARTNERS CORE PLUS BOND FUND

Schedule of Investments (unaudited)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 55.1%
FHLMC - 9.1%
	Federal Home Loan Mortgage Corp. (FHLMC):
$776,039	5.236% due 1/1/36 (a)(b)	$780,516
260,746	5.814% due 2/1/37 (a)	263,695
751,265	6.538% due 2/1/37 (a)	768,496
738,299	5.948% due 5/1/37 (a)	748,481
603,783	5.991% due 5/1/37 (a)	613,851
	Gold:
351	5.500% due 5/1/13	353
1,042,648	6.500% due 9/1/14-1/1/32	1,074,152
4,606,185	6.000% due 3/1/17-9/1/37 (b)	4,657,544
5,684,664	5.500% due 12/1/36 (b)	5,597,761
1,700,000	6.000% due 11/13/37 (c)	1,710,890

	TOTAL FHLMC	16,215,739

FNMA - 37.2%
	Federal National Mortgage Association (FNMA):
11,062	6.500% due 2/1/14-6/1/15	11,390
13,400,000	5.500% due 11/19/22-11/13/37 (c)	13,343,409
13,752,858	6.000% due 6/1/32-7/1/37 (b)	13,878,895
151,561	6.000% due 6/1/32	153,392
6,661,552	5.000% due 11/1/35-9/1/36 (b)	6,414,227
81,314	5.000% due 2/1/36	78,137
1,423,874	5.500% due 1/1/37 (b)	1,403,494
2,299,880	5.885% due 8/1/37 (a)(b)	2,352,397
4,900,000	5.000% due 11/13/37-12/12/37 (c)	4,701,985
17,200,000	6.000% due 11/13/37 (c)	17,326,317
6,200,000	6.500% due 11/13/37 (c)	6,346,283

	TOTAL FNMA	66,009,926

GNMA - 8.8%
	Government National Mortgage Association (GNMA):
5,297	8.500% due 11/15/27	5,721
3,382,327	6.000% due 7/15/29-2/15/37	3,426,008
743,219	6.500% due 9/15/36-10/15/36	764,834
1,974,586	6.000% due 2/15/37 (b)	1,999,951
1,687,033	5.500% due 6/20/37 (b)	1,668,378
7,600,000	6.500% due 11/20/37 (c)	7,817,314

	TOTAL GNMA	15,682,206

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $97,122,505)	97,907,871

ASSET-BACKED SECURITIES - 8.5%
Credit Card - 0.4%
780,000	Washington Mutual Master Note Trust, 4.682% due 9/15/13 (a)(b)(d)	771,170

Home Equity - 8.1%
9,389	Ameriquest Mortgage Securities Inc., 5.243% due 9/25/34 (a)	9,320
49,180	Chase Funding Loan Acquisition Trust, 5.473% due 11/25/30 (a)	48,639
1,646,892	CIT Group Home Equity Loan Trust, 3.930% due 3/20/32 (b)	1,586,211
1,103,339	Countrywide Asset-Backed Certificates, 5.323% due 3/25/47 (a)(b)(d)	993,661
865,610	EMC Mortgage Loan Trust, 5.323% due 1/25/41 (a)(b)(d)	857,766
	GMAC Mortgage Corp. Loan Trust:
2,083,784	5.391% due 2/25/36 (a)(b)	2,042,109
274,406	5.083% due 11/25/36 (a)	266,066
1,549,879	Lehman XS Trust, 5.003% due 6/25/37 (a)(b)	1,542,572

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Home Equity - 8.1% (continued)
$374,018	Long Beach Mortgage Loan Trust, 5.013% due 11/25/35 (a)	$371,646
109,127	Option One Mortgage Loan Trust, 5.713% due 2/25/33 (a)	108,235
189,192	RAAC, 5.163% due 1/25/46 (a)(d)	182,133
	Renaissance Home Equity Loan Trust:
40,972	5.303% due 6/25/33 (a)	40,270
153,232	5.373% due 12/25/33 (a)	149,081
	SACO I Trust:
143,537	5.073% due 4/25/35 (a)(d)	132,005
1,484,878	5.043% due 9/25/35 (a)(b)	1,417,386
4,614,427	Structured Asset Securities Corp., 5.270% due 4/25/35 (b)	4,612,127

	Total Home Equity	14,359,227

	TOTAL ASSET-BACKED SECURITIES (Cost - $15,448,020)	15,130,397

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.8%
184,174	American Home Mortgage Assets, 5.063% due 9/25/46 (a)	180,706
538,998	Banc of America Funding Corp., 4.757% due 12/20/34 (a)	546,156
513,920	Banc of America Mortgage Securities Inc., 5.184% due 12/25/34 (a)	500,157
2,636,054	Bayview Commercial Asset Trust, 5.143% due 4/25/36 (a)(b)(d)	2,586,892
1,686,567	Bear Stearns Structured Products Inc., 5.419% due 9/27/37 (a)(b)(d)	1,660,214
	Countrywide Alternative Loan Trust:
177,667	5.500% due 10/25/33	174,186
3,535,731	5.500% due 8/25/34 (b)	3,523,439
1,088,626	5.123% due 6/25/37 (a)(b)	1,072,523
1,396,064	5.208% due 3/20/46 (a)(b)	1,371,241
1,565,336	5.193% due 12/20/46 (a)(b)	1,536,043
248,007	Federal Home Loan Mortgage Corp. (FHLMC), PAC, IO, 5.500% due 9/15/22 (e)	898
	Greenpoint Mortgage Funding Trust:
1,401,693	4.973% due 9/25/46 (a)(b)	1,393,330
1,479,367	4.953% due 2/25/47 (a)(b)	1,463,622
1,059,807	5.003% due 4/25/47 (a)(b)	1,047,802
	Harborview Mortgage Loan Trust:
1,316,080	5.221% due 10/19/37 (a)(b)	1,275,985
1,509,863	5.221% due 5/19/47 (a)(b)	1,482,260
1,073,050	5.241% due 7/19/47 (a)(b)	1,043,038
82,492	IMPAC Secured Assets Corp., 5.143% due 7/25/35 (a)	82,377
953,994	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420% due 1/15/49 (b)	938,369
1,232,760	MASTR Adjustable Rate Mortgage Trust, 4.711% due 7/25/34 (a)(b)	1,235,833
279,490	MASTR Alternative Loans Trust, PAC, 5.273% due 11/25/33 (a)	279,148
1,550,120	Merrill Lynch Mortgage Investors Inc., 4.488% due 2/25/35 (a)(b)	1,535,376
	Merrill Lynch Mortgage Trust:
414,780	5.417% due 11/12/37 (a)	408,371
1,043,863	5.842% due 5/12/39 (a)(b)	1,055,234
304,780	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485% due 3/12/51 (a)	300,823
678,165	Nomura Asset Acceptance Corp., 4.976% due 5/25/35	629,560
	Residential Asset Securitization Trust, PAC:
205,891	5.273% due 5/25/34 (a)	205,447
111,432	5.223% due 8/25/34 (a)	111,204
10,704	Structured Adjustable Rate Mortgage Loan Trust, 7.220% due 7/25/34 (a)	10,822
95,147	WaMu Mortgage Pass-Through Certificates, 5.683% due 6/25/47 (a)	93,137
283,254	Washington Mutual Inc., 5.193% due 8/25/45 (a)	277,540
	Washington Mutual Mortgage Pass-Through Certificates:
654,599	5.508% due 9/25/36 (a)	654,617

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Collateralized Mortgage Obligations (continued)
$1,420,640	5.853% due 9/25/46 (a)(b)	$1,391,751
1,511,441	Wells Fargo Mortgage Backed Securities Trust, 4.523% due 4/25/35 (a)(b)	1,498,254

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $31,894,522)	31,566,355

CORPORATE BONDS & NOTES - 26.3%
Aerospace & Defense - 0.0%
14,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	14,473

Airlines - 0.1%
200,000	Delta Air Lines Inc., 6.821% due 8/10/22 (d)	199,534

Auto Components - 0.1%
35,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	28,612
55,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	51,425

	Total Auto Components	80,037

Automobiles - 0.8%
442,000	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08	438,491
	Ford Motor Co.:
	Debentures:
17,000	6.625% due 10/1/28	12,580
21,000	8.900% due 1/15/32	18,638
512,000	Notes, 7.450% due 7/16/31	407,040
	General Motors Corp., Senior Debentures:
563,000	8.250% due 7/15/23	510,922
31,000	8.375% due 7/15/33	28,365

	Total Automobiles	1,416,036

Building Products - 0.0%
17,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	17,425

Capital Markets - 2.0%
249,000	Bear Stearns Co. Inc., Subordinated Notes, 5.550% due 1/22/17	233,204
158,000	Credit Suisse Guernsey Ltd., 5.860% due 5/15/17 (a)(f)	147,448
366,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	361,296
120,000	Kaupthing Bank HF, Notes, 5.750% due 10/4/11 (d)	115,977
1,047,000	Lehman Brothers Holdings Inc., Medium-Term Notes, 4.500% due 7/26/10 (b)	1,021,207
	Morgan Stanley:
422,000	Medium-Term Notes, 5.659% due 10/18/16 (a)	411,284
1,410,000	Subordinated Notes, 4.750% due 4/1/14 (b)	1,337,348

	Total Capital Markets	3,627,764

Chemicals - 0.2%
14,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20	13,790
8,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	8,400
220,000	FMC Finance III SA, Senior Notes, 6.875% due 7/15/17 (d)	221,650
21,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14	18,270

	Total Chemicals	262,110

Commercial Banks - 3.2%
450,000	First Data Corp., 7.960% due 10/15/14 (a)(d)	434,578
	Glitnir Banki HF:
250,000	Notes, 6.330% due 7/28/11 (d)	254,888
373,000	Subordinated Notes, 6.693% due 6/15/16 (a)(d)	382,014
1,200,000	HSBC Finance Capital Trust IX, 5.911% due 11/30/35 (a)(b)	1,149,272

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Commercial Banks - 3.2% (continued)
$484,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(d)	$448,923
546,000	Landsbanki Islands HF, 6.100% due 8/25/11 (d)	555,429
214,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(d)(f)	215,212
	Royal Bank of Scotland Group PLC:
120,000	Bonds, 6.990% due 9/29/17 (a)(d)(f)	121,499
100,000	Junior Subordinated Notes, Medium-Term Notes, 7.640% due 9/29/17 (a)(f)	103,831
422,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17 (d)	400,858
301,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(d)(f)	280,818
138,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (a)	125,287
892,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (b)	875,075
387,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	364,942

	Total Commercial Banks	5,712,626

Commercial Services & Supplies - 0.2%
21,000	Allied Waste North America Inc., Senior Notes, 7.875% due 4/15/13	21,735
353,000	Waste Management Inc., Senior Note, 6.375% due 11/15/12	367,557

	Total Commercial Services & Supplies	389,292

Consumer Finance - 2.9%
221,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (a)	226,952
	Ford Motor Credit Co.:
1,607,000	Notes, 7.375% due 10/28/09 (b)	1,550,573
608,000	Senior Notes, 5.800% due 1/12/09	586,734
	General Motors Acceptance Corp.:
76,000	Bonds, 8.000% due 11/1/31	70,426
83,000	Medium-Term Notes, 4.375% due 12/10/07	82,870
	Notes:
59,000	5.125% due 5/9/08	57,957
17,000	5.625% due 5/15/09	16,201
31,000	7.250% due 3/2/11	29,334
1,597,000	6.625% due 5/15/12 (b)	1,435,029
86,000	Senior Notes, 5.850% due 1/14/09	83,007
145,000	MBNA Corp., Notes, 4.625% due 9/15/08	144,491
	SLM Corp., Medium-Term Notes:
307,000	5.000% due 10/1/13	271,646
577,000	5.375% due 5/15/14	513,395
69,000	5.050% due 11/14/14	59,746
66,000	5.625% due 8/1/33	51,767

	Total Consumer Finance	5,180,128

Containers & Packaging - 0.1%
	Graham Packaging Co. Inc.:
55,000	8.500% due 10/15/12	54,862
21,000	Senior Subordinated Notes, 9.875% due 10/15/14	20,895
24,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	25,320
21,000	Owens-Brockway Glass Container Inc., Senior Notes, 8.250% due 5/15/13	21,945
17,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	17,298

	Total Containers & Packaging	140,320

Diversified Consumer Services - 0.1%
	Service Corp. International, Senior Notes:
24,000	7.625% due 10/1/18	24,720

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Diversified Consumer Services - 0.1% (continued)
$73,000	7.500% due 4/1/27	$68,620

	Total Diversified Consumer Services	93,340

Diversified Financial Services - 2.7%
280,000	AGFC Capital Trust I, 6.000% due 1/15/67 (a)(d)	264,400
283,000	Aiful Corp., Notes, 5.000% due 8/10/10 (d)	268,059
970,000	Bank of America Corp., Subordinated Notes, 5.420% due 3/15/17 (b)	943,788
14,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (d)	13,510
384,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (d)	397,831
187,000	European Investment Bank, 4.625% due 3/21/12	187,785
110,000	ILFC E-Capital Trust II, Bonds, 6.250% due 12/21/65 (a)(d)	108,111
947,000	JPMorgan Chase & Co., Subordinated Notes, 6.625% due 3/15/12 (b)	994,507
500,000	Merna Reinsurance Ltd., Subordinated Notes, 6.981% due 7/7/10 (a)(d)	499,925
	Residential Capital LLC, Senior Notes:
30,000	7.814% due 4/17/09 (a)	23,438
90,000	8.095% due 5/22/09 (a)	70,312
773,000	7.500% due 2/22/11	564,671
	TNK-BP Finance SA:
304,000	7.500% due 7/18/16 (d)	297,160
100,000	6.625% due 3/20/17 (d)	91,625
120,000	7.875% due 3/13/18 (d)	119,250
21,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.793% due 10/1/15	16,485

	Total Diversified Financial Services	4,860,857

Diversified Telecommunication Services - 2.2%
	Citizens Communications Co.:
35,000	Senior Bonds, 7.125% due 3/15/19	34,650
52,000	Senior Notes, 7.875% due 1/15/27	51,350
391,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	392,674
35,000	Intelsat Corp., Senior Notes, 9.000% due 8/15/14	35,875
249,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	268,226
100,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	100,500
66,000	Level 3 Financing Inc., 9.250% due 11/1/14	62,535
190,000	Qwest Corp., Senior Notes, 7.500% due 10/1/14	199,262
989,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15 (b)	954,596
1,179,000	Verizon Florida Inc., Senior Notes, 6.125% due 1/15/13 (b)	1,219,474
104,000	Verizon New York Inc., Senior Debentures, 6.875% due 4/1/12	110,325
300,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	318,000
90,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	96,750

	Total Diversified Telecommunication Services	3,844,217

Electric Utilities - 0.9%
	Duke Energy Corp., Senior Notes:
297,000	4.200% due 10/1/08	294,780
181,000	5.625% due 11/30/12	184,648
436,000	Exelon Corp., Bonds, 5.625% due 6/15/35	393,325
	FirstEnergy Corp., Notes:
214,000	6.450% due 11/15/11	221,041
252,000	7.375% due 11/15/31	275,916
200,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	199,901

	Total Electric Utilities	1,569,611

Electronic Equipment & Instruments - 0.0%
75,000	NXP BV/NXP Funding LLC, Senior Notes, 9.500% due 10/15/15	71,063

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Energy Equipment & Services - 0.1%
$135,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	$131,625
3,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	3,437

	Total Energy Equipment & Services	135,062

Food Products - 0.0%
31,000	Dole Food Co. Inc., Debentures, 8.750% due 7/15/13	30,535

Health Care Providers & Services - 0.4%
104,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (d)	105,820
150,000	DaVita Inc., Senior Notes, 6.625% due 3/15/13	150,000
	HCA Inc.:
	Senior Notes:
97,000	6.250% due 2/15/13	86,572
174,000	5.750% due 3/15/14	147,030
17,000	6.500% due 2/15/16	14,599
36,000	Senior Secured Notes, 9.625% due 11/15/16 (d)(g)	38,160
28,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	28,420
42,000	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	38,430

	Total Health Care Providers & Services	609,031

Hotels, Restaurants & Leisure - 0.4%
14,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.750% due 12/15/12	14,490
277,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	282,540
31,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	30,264
	MGM MIRAGE Inc.:
173,000	Notes, 6.750% due 9/1/12	171,270
38,000	Senior Notes, 7.625% due 1/15/17	38,190
35,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.750% due 10/1/13	36,575
	Station Casinos Inc.:
79,000	Senior Notes, 7.750% due 8/15/16	77,716
35,000	Senior Subordinated Notes, 6.875% due 3/1/16	29,137

	Total Hotels, Restaurants & Leisure	680,182

Household Durables - 0.0%
69,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	71,070

Independent Power Producers & Energy Traders - 0.9%
	AES Corp.:
100,000	7.750% due 10/15/15 (d)	100,625
530,000	8.000% due 10/15/17 (d)	537,287
	Senior Notes:
38,000	8.875% due 2/15/11	39,853
12,000	7.750% due 3/1/14	12,060
142,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19 (d)	134,012
	Edison Mission Energy, Senior Notes:
187,000	7.200% due 5/15/19 (d)	183,727
41,000	7.625% due 5/15/27 (d)	39,258
	NRG Energy Inc., Senior Notes:
20,000	7.250% due 2/1/14	20,050
75,000	7.375% due 2/1/16	75,000
45,000	7.375% due 1/15/17	44,888
28,000	Oncor Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15	28,810
	TXU Corp., Senior Notes:
159,000	5.550% due 11/15/14	124,816
35,000	6.500% due 11/15/24	25,887

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Independent Power Producers & Energy Traders - 0.9% (continued)
$397,000	6.550% due 11/15/34	$288,124

	Total Independent Power Producers & Energy Traders	1,654,397

Industrial Conglomerates - 0.6%
1,090,000	Tyco International Group SA, Notes, 6.000% due 11/15/13 (b)	1,106,503

Insurance - 0.7%
250,000	American International Group Inc., Junior Subordinated Debentures, 6.250% due 3/15/37	233,400
588,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	558,794
401,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (a)	390,076

	Total Insurance	1,182,270

IT Services - 0.2%
359,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	370,264
48,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13	49,200

	Total IT Services	419,464

Media - 2.1%
30,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	29,250
28,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 9/15/10	28,700
35,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (d)	35,437
318,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11	292,664
69,000	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17	82,950
	Comcast Corp., Notes:
539,000	6.500% due 1/15/15	564,296
55,000	5.875% due 2/15/18	54,998
	CSC Holdings Inc., Senior Notes:
17,000	8.125% due 7/15/09	17,383
14,000	6.750% due 4/15/12	13,615
	EchoStar DBS Corp., Senior Notes:
35,000	7.000% due 10/1/13	36,619
66,000	6.625% due 10/1/14	67,485
121,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	121,907
138,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	133,170
733,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09	758,576
86,000	LIN Television Corp., 6.500% due 5/15/13	83,850
864,000	News America Inc., Notes, 5.300% due 12/15/14 (b)	852,469
	R.H. Donnelley Corp.:
45,000	Senior Discount Notes, 6.875% due 1/15/13	42,525
41,000	Senior Notes, 8.875% due 1/15/16	41,205
35,000	Rogers Cable Inc., Senior Secured Second Priority Notes, 6.250% due 6/15/13	35,753
325,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	362,642
48,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (d)	48,000

	Total Media	3,703,494

Metals & Mining - 0.4%
138,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	151,455
	Steel Dynamics Inc.:
25,000	7.375% due 11/1/12 (d)	25,125
76,000	Senior Notes, 6.750% due 4/1/15 (d)	73,150
498,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	520,182

	Total Metals & Mining	769,912

Multi-Utilities - 0.2%
415,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	420,466

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 3.0%
$339,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	$380,647
124,000	Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36	125,866
	Chesapeake Energy Corp., Senior Notes:
17,000	6.375% due 6/15/15	16,575
31,000	6.625% due 1/15/16	30,535
14,000	6.250% due 1/15/18	13,580
	Compagnie Generale de Geophysique SA, Senior Notes:
24,000	7.500% due 5/15/15	24,600
100,000	7.750% due 5/15/17	103,500
175,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	199,860
	El Paso Corp.:
	Medium-Term Notes:
9,000	7.800% due 8/1/31	9,036
258,000	7.750% due 1/15/32	259,862
484,000	Senior Subordinated Notes, 7.000% due 6/15/17	487,408
28,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	27,790
	Gazprom, Loan Participation Notes:
456,000	6.212% due 11/22/16 (d)	450,756
310,000	Senior Notes, 6.510% due 3/7/22 (d)	304,575
249,000	Hess Corp., Notes, 7.300% due 8/15/31	279,612
424,000	Intergas Finance BV, 6.375% due 5/14/17 (d)	397,500
	Kerr-McGee Corp.:
221,000	6.950% due 7/1/24	235,779
297,000	Notes, 7.875% due 9/15/31	354,105
	Kinder Morgan Energy Partners LP:
214,000	6.750% due 3/15/11	223,496
20,000	Medium-Term Notes, 6.950% due 1/15/38	21,029
	Senior Notes:
55,000	6.300% due 2/1/09	55,743
21,000	6.000% due 2/1/17	21,064
	OPTI Canada Inc., Senior Secured Notes:
94,000	7.875% due 12/15/14 (d)	93,765
58,000	8.250% due 12/15/14 (d)	58,435
21,000	Peabody Energy Corp., 6.875% due 3/15/13	21,210
359,000	Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35	384,220
277,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	281,501
	Pogo Producing Co.:
41,000	Senior Notes, 6.625% due 3/15/15	41,615
21,000	Senior Subordinated Notes, 6.875% due 10/1/17	21,368
14,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (d)	13,510
48,000	Tennessee Gas Pipeline Co., 7.625% due 4/1/37	52,735
14,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	13,843
295,000	Williams Cos. Inc., Notes, 8.750% due 3/15/32	345,150
48,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	52,359

	Total Oil, Gas & Consumable Fuels	5,402,629

Paper & Forest Products - 0.2%
297,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	309,490

Pharmaceuticals - 0.2%
263,000	Wyeth, 5.950% due 4/1/37	260,996

Real Estate Investment Trusts (REITs) - 0.0%
	Host Marriott LP, Senior Notes:
45,000	7.125% due 11/1/13	45,900

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Real Estate Investment Trusts (REITs) - 0.0% (continued)
$17,000	6.375% due 3/15/15	$16,873

	Total Real Estate Investment Trusts (REITs)	62,773

Real Estate Management & Development - 0.1%
273,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (d)	199,972

Road & Rail - 0.0%
41,000	Hertz Corp., Senior Notes, 8.875% due 1/1/14	42,435

Thrifts & Mortgage Finance - 0.3%
	Countrywide Financial Corp., Medium-Term Notes:
138,000	5.756% due 6/18/08 (a)	132,215
111,000	5.384% due 1/5/09 (a)	102,056
297,000	Countrywide Home Loans Inc., 5.665% due 2/27/08 (a)	290,708

	Total Thrifts & Mortgage Finance	524,979

Tobacco - 0.2%
252,000	Altria Group Inc., Notes, 7.000% due 11/4/13	276,112

Wireless Telecommunication Services - 0.8%
160,000	America Movil SAB de CV, 5.625% due 11/15/17	159,280
	Nextel Communications Inc., Senior Notes:
242,000	6.875% due 10/31/13	242,813
467,000	7.375% due 8/1/15	472,051
	Sprint Capital Corp.:
30,000	Global Notes, 6.900% due 5/1/19	30,061
1,000	Notes, 8.750% due 3/15/32	1,143
498,000	Senior Notes, 8.375% due 3/15/12	544,392

	Total Wireless Telecommunication Services	1,449,740

	TOTAL CORPORATE BONDS & NOTES (Cost - $48,050,630)	46,790,345

CONVERTIBLE BOND & NOTE - 0.0%
Diversified Financial Services - 0.0%
66,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost - $66,000)	79,365

SOVEREIGN BONDS - 0.4%
Mexico - 0.3%
396,000	United Mexican States, Medium-Term Notes, 6.750% due 9/27/34	444,015

Russia - 0.1%
221,924	Russian Federation, 7.500% due 3/31/30 (d)	250,496

Uruguay - 0.0%
1	Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (g)	1

	TOTAL SOVEREIGN BONDS (Cost - $670,400)	694,512

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.8%
U.S. Government Agencies - 1.3%
691,000	Farmer Mac, Guaranteed Trust, 5.125% due 4/19/17 (d)	695,616
475,000	Federal Home Loan Bank (FHLB), Global Bonds, 5.500% due 7/15/36	495,722
253,000	Federal Home Loan Mortgage Corp. (FHLMC), 6.875% due 9/15/10	269,600
733,000	Tennessee Valley Authority, 5.980% due 4/1/36 (b)	824,054

	Total U.S. Government Agencies	2,284,992

U.S. Government Obligations - 2.5%
	U.S. Treasury Bonds:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
U.S. Government Obligations - 2.5% (continued)
$429,000	8.875% due 8/15/17	$575,196
170,000	4.750% due 2/15/37	169,960
	U.S. Treasury Notes:
280,000	4.625% due 10/31/11	285,644
900,000	4.125% due 8/31/12 (b)	899,367
60,000	4.750% due 8/15/17	61,341
5,570,000	U.S. Treasury Strip Principal (STRIPS), zero coupon bond to yield 5.229% due 11/15/24 (b)	2,429,205

	Total U.S. Government Obligations	4,420,713

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $6,555,866)	6,705,705

U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.3%
	U.S. Treasury Bonds, Inflation Indexed:
246,191	2.000% due 1/15/26	237,863
514,504	2.375% due 1/15/27	527,929
	U.S. Treasury Notes, Inflation Indexed:
98,781	0.875% due 4/15/10	96,543
101,614	2.375% due 4/15/11	103,226
904,096	2.000% due 1/15/16 (b)	897,316
167,825	2.500% due 7/15/16	173,384
2,046,630	2.625% due 7/15/17 (b)	2,138,890

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $4,115,062)	4,175,151

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $203,923,005)	203,049,701

SHORT-TERM INVESTMENTS - 13.5%
U.S. Government Agency - 1.2%
2,160,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (h)(i) (Cost - $2,118,818)	2,125,436

Repurchase Agreement - 12.3%
21,929,000	Morgan Stanley repurchase agreement dated 10/31/07, 4.800% due 11/1/07; Proceeds at maturity - $21,931,924; (Fully collateralized by U.S. government agency obligation, 0.000% due 2/4/08; Market value - $22,480,764) (Cost - $21,929,000) (b)	21,929,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $24,047,818)	24,054,436

	TOTAL INVESTMENTS - 127.7% (Cost - $227,970,823#)	227,104,137
	Liabilities in Excess of Other Assets - (27.7)%	(49,276,670)

	TOTAL NET ASSETS - 100.0%	$177,827,467

(a)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2007.

(b)	All or a portion of this security is segregated for open futures contracts, written options and TBA’s.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Illiquid security.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(h)	Rate shown represents yield-to-maturity.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORE PLUS BOND FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Class
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value
62	U.S. Treasury 10-Year Notes Futures, Call	2/22/08	$111.00	$45,531
8	U.S. Treasury 10-Year Notes Futures, Call	2/22/08	112.00	4,000
79	U.S. Treasury 10-Year Notes Futures, Put	2/22/08	107.00	23,453

	TOTAL OPTIONS WRITTEN (Premiums received - $109,286)			$72,984

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as” variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Notes to Schedule of Investments (unaudited) (continued)

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Notes to Schedule of Investments (unaudited) (continued)

(h) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

The Fund invests in structured securities collateralized by residential real estate mortgages that are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,439,244
Gross unrealized depreciation	(2,305,930)

Net unrealized depreciation	$(866,686)

At October 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	29	6/08	$6,866,982	$6,932,450	$65,468
Eurodollar	11	12/07	2,611,318	2,619,375	8,057
German Federal Republic 10-Year Bonds	75	12/07	12,203,235	12,297,021	93,786
U.S. Treasury Bond	14	12/07	1,562,820	1,576,312	13,492
U.S. Treasury 2-Year Notes	3	12/07	618,484	621,328	2,844
U.S. Treasury 5-Year Notes	148	12/07	15,827,568	15,886,875	59,307

					$242,954

Contracts to Sell:
U.S. Treasury 10-Year Notes	203	12/07	$22,143,173	$22,333,172	$(189,999)

Net Unrealized Gain on Open Futures Contracts					$52,955

At October 31, 2007, the Fund held TBA securities with a total cost of $50,951,012.

During the period ended October 31, 2007, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding July 31, 2007	151	$48,073

Options written	264	168,102
Options closed	(115)	(58,816)
Options expired	(151)	(48,073)

Options written, outstanding October 31, 2007	149	$109,286

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 27, 2007

By:	/s/ FRANCES M GUGGINO
Frances M Guggino
Chief Financial Officer

Date:	December 27, 2007